SCHEDULE OF INVESTMENTS IN RELATED PARTY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total	$ 627	$ 480,780
WENN [Member]
Restructuring Cost and Reserve [Line Items]
Total	37	480,780
S Bet One LLP [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 590